Provisions and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Provision

	Note	12.31.2022	Additions	Disposals	Reversals	Interests	Translation adjustments	12.31.2023
Product warranties		77.6	40.6	(27.3)	(18.6)	—	0.9	73.2
Provisions for labor, taxes and civil	24.1.1	58.6	11.5	(6.6)	(17.6)	7.9	4.6	58.4
Taxes		44.6	8.1	(22.3)	—	—	5.4	35.8
Post retirement benefits	25.1	36.1	—	—	—	9.1	2.8	48.0
Provision of third-party materials		25.3	3.3	—	—	—	—	28.6
Others		34.5	8.8	—	—	—	0.9	44.2

		276.7	72.3	(56.2)	(36.2)	17.0	14.6	288.2

Current		126.5						114.7
Non-current		150.2						173.5

Summary of Labor, Tax and Civil Provisions

			12.31.2023	12.31.2022
Tax related	(i	)
IRRF			11.2	8.3
PIS and COFINS			2.6	2.8
Social security contributions			2.0	1.8
Import taxes			0.7	0.6
IOF			3.7	3.3
Others			1.5	3.2

			21.7	20.0
Labor related
Plurimas 461/1379	(ii	)	—	0.6
Class action 1379/1991	(ii	)	0.1	7.6
Reintegration	(iii	)	17.5	11.3
Overtime			6.3	5.0
Dangerousness			1.7	2.4
Insalubrity			3.2	0.2
Indemnity			3.4	4.2
Third parties			0.6	3.0
Others			3.7	4.1

			36.5	38.4
Civil related
Indemnity			0.2	0.2
			0.2	0.2

			58.4	58.6

Current			8.4	18.7
Non-current			50.0	39.9

Summary of Contingent liabilities
Contingent tax liabilities related to administrative and judicial proceedings whose probability of loss is considered possible are presented in the following table:

Tax group			12.31.2023	12.31.2022
IRPJ e CSLL	(i	)	126.5	277.2
ISS	(ii	)	73.4	63.7
Social Security	(iii	)	66.2	15.0
PIS e COFINS	(iv	)	39.0	38.0
Isolated penalty	(v	)	—	26.9
Others			16.4	14.4

Total			321.5	435.2

The main values shown above substantially correspond to:

(i)
Discussion about taxation, in the context of Provisional Measure
No. 2.158-35/2001,
of profits earned by subsidiaries located abroad, questioned in several administrative and judicial proceedings at different stages. The reduction in 2023 is mainly due to the final success in an administrative process that involved issues of transfer pricing in loans between associates, equity equivalence, tax treatment of contributions from partners, among others.

(ii)	Tax assessment notice drawn up by the municipality of São José dos Campos to collect Services Tax of Any Kind (Brazilian “ISS”) allegedly due in the period from July 1, 2010 to July 1, 2015.
(iii)
Legal process that aims to recognize the Company’s right to collect the Social Security Contribution on Gross Revenue in the manner provided for by Law No. 12,546/2011 in the period from July to December 2017. The increase in 2023 is mainly due to the review of the estimated outcome of the process, which changed from probable to possible.

(iv)	Unapproved compensation requests, the collections of which are embodied in various administrative processes at different stages.
(v)
Processes for charging isolated fines in
non-approved
compensations. The reduction in 2023 is mainly due to the review of prognoses, from possible to remote, as well as the final success in several processes that charged an isolated fines, in line with the jurisprudence established by the Brazilian Federal Supreme Court.